UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody            New York, NY          November 10, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                             3
Form 13F Information Table Entry Total                        25
Form 13F Information Table Value Total:     $ 76,694 (thousands)

List of Other Included Managers:

No.     Form 13F File No.     Name
---     -----------------     ----

01      28-5534               Centurion Advisors, L.P.
02      28-5414               Centurion Investment Group, L.P.
03      28-7106               Centurion Investors, LLC

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
                                                     FORM 13F AS OF 9/30/11
                                           REPORTING MANAGER: RAIFF PARTNERS, INC.
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Column 1                           Column 2     Column 3    Column 4             Column 5    Column 6  Column 7        Column 8

                                                           Fair Market Shares or
Name of Issuer                       Title       Cusip       Value     Principal  SH/  PUT/ Investment   Other      Voting Authority
                                   of Class     Number      x $1,000    Amount    PRN  CALL Discretion  Managers   Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                     CS         02209S103      2,145     80,000    SH         DEFINED    1,2,3     80,000
AMERICAN CAPITAL AGENCY CORP         CS         02503X105      4,201    155,000    SH         DEFINED    1,2,3    155,000
ANWORTH MORTGAGE ASSET CORP          CS         037347101        884    130,000    SH         DEFINED    1,2,3    130,000
APPLE INC                            CS         037833100     15,443     40,500    SH         DEFINED    1,2,3     40,500
AT&T                                 CS         00206R102      7,273    255,000    SH         DEFINED    1,2,3    255,000
BARCLAYS LTD.PREFERRED A             SP ADR     06739H776        486     23,000    SH         DEFINED    1,2,3     23,000
BERKSHIRE HATHAWAY- CLASS B          CLB        084670702         71      1,000    SH         DEFINED    1,2,3      1,000
BRISTOL-MYERS SQUIBB                 CS         110122108      1,883     60,000    SH         DEFINED    1,2,3     60,000
CAPSTEAD MORTGAGE PREFD B            PFD B      14067E308        324     23,044    SH         DEFINED    1,2,3     23,044
CENTURYLINK INC                      CS         156700106      9,605    290,000    SH         DEFINED    1,2,3    290,000
CREDIT SUISSE HIGH YIELD BOND FUND   SH BEN INT 22544F103      1,037    351,500    SH         DEFINED    1,2,3    351,500
CREXUS INVESTMENT CORP               CS         226553105        604     68,000    SH         DEFINED    1,2,3     68,000
CYS INVESTMENTS INC                  CS         12673A108        786     65,000    SH         DEFINED    1,2,3     65,000
KKR FINANCIAL HOLDINGS LLC           CCS        48248A306      3,009    405,000    SH         DEFINED    1,2,3    405,000
LILLY ELI& CO.                       CS         532457108      2,477     67,000    SH         DEFINED    1,2,3     67,000
MERCK & CO.                          CS         589334105        491     15,000    SH         DEFINED    1,2,3     15,000
NEW AMERICA HIGH INCOME FUND         CS         641876800      1,139    126,000    SH         DEFINED    1,2,3    126,000
PFIZER                               CS         717081103      1,061     60,000    SH         DEFINED    1,2,3     60,000
PHILLIPS VAN HEUSEN CORP             CS         718592108        815     14,000    SH         DEFINED    1,2,3     14,000
PUTNAM PREMIER INCOME TRUST          SH BEN INT 746853100      2,101    392,666    SH         DEFINED    1,2,3    392,666
REGAL ENTERTAINMENT GROUP  CLASS A   CL A       758766109      9,920    845,000    SH         DEFINED    1,2,3    845,000
SPDR BARCLAYS CAPITAL HI YLD ETF     YLD ETF    78464A417      1,086     30,000    SH         DEFINED    1,2,3     30,000
VALIDUS HOLDINGS LTD                 CS         G9319H102      1,121     45,000    SH         DEFINED    1,2,3     45,000
WARNER CHILCOTT PLC  CL A            CL A       G94368100      1,859    130,000    SH         DEFINED    1,2,3    130,000
WINDSTREAM CORP                      CS         97381W104      6,874    590,000    SH         DEFINED    1,2,3  590,000


TOTAL PORTFOLIO                                               76,694

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